Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	2023	2024

Cash on hand	259,639	197,002
Current accounts with other banks	274,534	108,246
Short-term deposits with other banks	216,217	314,222
Reverse repurchase agreements	70,076	-

Total cash and cash equivalents	820,466	619,470